Employee benefits - Fair value of plan assets - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [abstract]
Net interest on the net defined liability	€ (12)	€ (20)	€ (16)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	458	414	409
Net interest on the net defined liability	6	8	7
(Gains)/Losses arising from experience	25	26	2
Employer contributions	18	16	16
Benefits paid	(18)	(19)	(17)
Translation adjustment and other	(16)	13	(3)
Total-closing balance	474	458	€ 414
Annuity-based defined benefit plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	458
Net interest on the net defined liability	6
(Gains)/Losses arising from experience	25
Employer contributions	18
Benefits paid	(18)
Translation adjustment and other	(16)
Total-closing balance	473	458
Capital-based defined benefit plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	0
Net interest on the net defined liability	0
(Gains)/Losses arising from experience	0
Total-closing balance	€ 1	€ 0